UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Target Index Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: March 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
March 31, 2025
Schwab Target 2010 Index Fund
Ticker Symbol: SWYAX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2010 Fund returned 5.83%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2010 Fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 5.88%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Aggregate Bond ETF
●
Schwab U.S. Large-Cap ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2010 Fund, the Schwab U.S. REIT
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Index Fund | Annual Report
1
REG127393-00  00313261

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016) 1,2	5.83%	5.94%	4.98%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2010 Passive Composite Index	5.88%	5.91%	5.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2010 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$51,951
Number of Holdings	8
Portfolio Turnover Rate	26%
Advisory Fees Paid by the Fund	$14,503
Foreign Tax Paid and Passed Through	$8,376
Gross Income from Foreign Sources	$117,491
Dividends Received Deduction	9.24%
Qualified Dividend Income	$259,429
Long Term Capital Gain Distribution	$203,007
Qualified Business Income (199A)	$49,255
Business Interest Deduction (163j)	74.79%
Asset Class
Weightings
% of Investments

Top Holdings %
of
Net
Assets

Portfolio holdings may
have
changed
since the report date.
Schwab
Target
2010
Index
Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2010 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2015 Index Fund
Ticker Symbol: SWYBX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2015 Fund returned 5.91%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2015 Fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 5.91%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2015 Fund, the Schwab U.S. REIT
ETF was the smallest contributor to total return

Portfolio holdings may have changed
since
the report date.
Schwab Target 2015 Index Fund | Annual Report
1
REG127394-00  00313262

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016) 1,2	5.91%	6.41%	5.23%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2015 Passive Composite Index	5.91%	6.38%	5.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns
would have been lower.

These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2015
Index
Fund | Annual Report

Statistics

Net Assets (thousands)	$80,392
Number of Holdings	8
Portfolio Turnover Rate	24%
Advisory Fees Paid by the Fund	$25,545
Foreign Tax Paid and Passed Through	$15,080
Gross Income from Foreign Sources	$211,534
Dividends Received Deduction	9.87%
Qualified Dividend Income	$464,306
Long Term Capital Gain Distribution	$24,173
Qualified Business Income (199A)	$87,378
Business Interest Deduction (163j)	67.88%
Asset Class Weightings %
of
Investments

Top Holdings %
of
Net
Assets

Portfolio holdings may have
changed
since the report date.
Schwab Target 2015 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by
contacting
Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2015 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2020 Index Fund
Ticker Symbol: SWYLX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$4	0.04%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2020 Fund returned 5.94%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2020 Fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 5.93%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2020 Fund, the Schwab U.S. REIT
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2020 Index Fund | Annual Report
1
REG127395-00  00313263

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost
. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016) 1,2	5.94%	6.74%	5.71%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2020 Passive Composite Index	5.93%	6.69%	5.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined
into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2020 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$271,603
Number of Holdings	8
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$101,377
Foreign Tax Paid and Passed Through	$60,458
Gross Income from Foreign Sources	$848,065
Dividends Received Deduction	11.53%
Qualified Dividend Income	$1,890,537
Long Term Capital Gain Distribution	$3,384,290
Qualified Business Income (199A)	$352,757
Business Interest Deduction (163j)	71.62%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed
since
the report date.
Schwab Target 2020 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 20
2
0 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2025 Index Fund
Ticker Symbol: SWYDX

This
annual shareholder report
contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2025 Fund returned 6.19%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2025 Fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 6.19%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2025 Fund, the Schwab Emerging
Markets Equity ETF was the smallest contributor to total return

Portfolio holdings may have
changed
since the report date.
Schwab Target 2025 Index Fund | Annual Report
1
REG127396-00  00313264

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance
of
Hypothetical
$10,000
Investment
(August 25, 2016 - March 31, 2025)
1,2

Average Annual
Total
Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016) 1,2	6.19%	8.36%	6.62%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2025 Passive Composite Index	6.19%	8.38%	6.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2025 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$574,929
Number of Holdings	8
Portfolio Turnover Rate	23%
Advisory Fees Paid by the Fund	$191,126
Foreign Tax Paid and Passed Through	$168,776
Gross Income from Foreign Sources	$2,195,848
Dividends Received Deduction	12.56%
Qualified Dividend Income	$3,998,579
Long Term Capital Gain Distribution	$2,006,984
Qualified Business Income (199A)	$743,020
Business Interest Deduction (163j)	67.29%
Asset Class
Weightings
% of Investments

Top Holdings % of Net Assets

Portfolio holdings may have
changed
since the
report
date.
Schwab Target 2025 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2025 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2030 Index Fund
Ticker Symbol: SWYEX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2030 Fund returned 6.43%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2030 Fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 6.36%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2030 Fund, the Schwab U.S. TIPS
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Index Fund | Annual Report
1
REG127397-00  00313265

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016) 1,2	6.43%	10.05%	7.55%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2030 Passive Composite Index	6.36%	10.03%	7.60%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2030 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,281
Number of Holdings	9
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$375,444
Foreign Tax Paid and Passed Through	$509,437
Gross Income from Foreign Sources	$6,408,921
Dividends Received Deduction	17.21%
Qualified Dividend Income	$10,609,061
Qualified Business Income (199A)	$1,935,322
Business Interest Deduction (163j)	54.50%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio h
oldin
gs may have changed since the report date.
Schwab Target
2030
Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2030 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2035 Index Fund
Ticker Symbol: SWYFX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2035 Fund returned 6.57%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2035 Fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 6.45%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2035 Fund, the Schwab U.S. TIPS
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2035 Index Fund | Annual Report
1
REG127399-00  00313267

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016) 1,2	6.57%	11.31%	8.21%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2035 Passive Composite Index	6.45%	11.30%	8.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2035 Index Fund | Annual Report

Statistics

Net Assets ( millions )	$1,025
Number of Holdings	9
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$258,842
Foreign Tax Paid and Passed Through	$490,901
Gross Income from Foreign Sources	$6,031,935
Dividends Received Deduction	20.91%
Qualified Dividend Income	$9,422,324
Qualified Business Income (199A)	$1,725,148
Business Interest Deduction (163j)	42.80%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report
date
.
Schwab Target 2035 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2035 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2040 Index Fund
Ticker Symbol: SWYGX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-
866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2040 Fund returned 6.68%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2040 Fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 6.53%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2040 Fund, the Schwab Short-Term
U.S. Treasury ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Index Fund | Annual Report
1
REG127400-00
00313268

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since I ncepti on
Schwab Target 2040 Index Fund (08/25/2016) 1,2	6.68%	12.34%	8.76%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2040 Passive Composite Index	6.53%	12.35%	8.82%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2040 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,194
Number of Holdings	8
Portfolio Turnover Rate	13%
Advisory Fees Paid by the Fund	$319,701
Foreign Tax Paid and Passed Through	$695,561
Gross Income from Foreign Sources	$8,404,466
Dividends Received Deduction	24.02%
Qualified Dividend Income	$12,863,176
Qualified Business Income (199A)	$2,340,051
Business Interest Deduction (163j)	32.54%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Index Fund |
Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy
votin
g information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2040 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2045 Index Fund
Ticker Symbol: SWYHX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-634
9
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2045 Fund returned 6.78%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2045 Fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 6.60%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2045 Fund, the Schwab Short-Term
U.S. Treasury ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2045 Index Fund | Annual Report
1
REG127402-00
00313269

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and
principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016) 1,2	6.78%	13.27%	9.19%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2045 Passive Composite Index	6.60%	13.30%	9.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of
the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2045 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$764,089
Number of Holdings	8
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$181,787
Foreign Tax Paid and Passed Through	$502,970
Gross Income from Foreign Sources	$5,977,153
Dividends Received Deduction	26.77%
Qualified Dividend Income	$8,833,041
Qualified Business Income (199A)	$1,604,344
Business Interest Deduction (163j)	22.63%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2045 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2045 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2050 Index Fund
Ticker Symbol:
SWYMX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$2	0.02%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2050 Fund returned 6.83%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2050 Fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 6.61%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2050 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Index Fund | Annual Report
1
REG127401-00  00313270

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment
r
etur
ns
and
principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost.
Current
performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent
month
end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total
Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016) 1,2	6.83%	13.80%	9.43%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2050 Passive Composite Index	6.61%	13.83%	9.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2050 Index Fund |
Annual
Report

Statistics

Net Assets (millions)	$1,033
Number of Holdings	7
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$227,407
Foreign Tax Paid and Passed Through	$728,989
Gross Income from Foreign Sources	$8,561,966
Dividends Received Deduction	28.60%
Qualified Dividend Income	$12,326,571
Qualified Business Income (199A)	$2,237,824
Business Interest Deduction (163j)	15.25%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Index Fund | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of
Additional
Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2050 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2055 Index Fund
Ticker Symbol: SWYJX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$2	0.02%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2055 Fund returned 6.83%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2055 Fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 6.62%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2055 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2055 Index Fund | Annual Report
1
REG127403-00  00313271

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016) 1,2	6.83%	14.16%	9.60%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2055 Passive Composite Index	6.62%	14.18%	9.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2055 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$686,178
Number of Holdings	7
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$139,395
Foreign Tax Paid and Passed Through	$507,439
Gross Income from Foreign Sources	$5,916,854
Dividends Received Deduction	29.64%
Qualified Dividend Income	$8,403,198
Qualified Business Income (199A)	$1,533,341
Business Interest Deduction (163j)	10.89%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
Schwab Target 2055 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2055 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2060 Index Fund
Ticker Symbol: SWYNX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$2	0.02%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2060 Fund returned 6.89%. The Dow Jones U.S. Total S toc
k Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2060 Fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 6.64%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2060 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2060 Index Fund | Annual Report
1
REG127404-00  00313272

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be
worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016) 1,2	6.89%	14.48%	9.72%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2060 Passive Composite Index	6.64%	14.52%	9.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2060 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$794,053
Number of Holdings	6
Portfolio Turnover Rate	13%
Advisory Fees Paid by the Fund	$160,758
Foreign Tax Paid and Passed Through	$601,347
Gross Income from Foreign Sources	$6,980,430
Dividends Received Deduction	30.50%
Qualified Dividend Income	$9,856,564
Qualified Business Income (199A)	$1,801,994
Business Interest Deduction (163j)	7.48%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have
changed
since the report date.
Schwab Target 2060 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2060 Index Fund | Annual Report

Annual Report |
March 31, 2025
Schwab Target 2065 Index Fund
Ticker Symbol: SWYOX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$1	0.01%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2065 Fund returned 6.90%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2065 Fund’s internally calculated comparative index, the
Target
2065 Passive Composite Index (the composite index), returned 6.64%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2065 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Target 2065 Index Fund | Annual
Report
1
REG127405-00  00313273

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and
principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 25, 2021 - March 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception
Schwab Target 2065 Index Fund (02/25/2021) 1	6.90%	6.80%
Dow Jones U.S. Total Stock Market Index SM	7.09%	9.61%
Bloomberg US Aggregate Bond Index	4.88%	-0.76%
Target 2065 Passive Composite Index	6.64%	6.67%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2065 Index Fund | Annual Report

Statistics

Net Assets (thousands)	$212,086
Number of Holdings	6
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$21,203
Foreign Tax Paid and Passed Through	$144,729
Gross Income from Foreign Sources	$1,664,297
Dividends Received Deduction	30.78%
Qualified Dividend Income	$2,203,839
Long Term Capital Gain Distribution	$1,495
Qualified Business Income (199A)	$403,752
Business Interest Deduction (163j)	4.35%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio
holdings
may have changed since the report date.
Schwab Target 2065
Index
Fund |
Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2065 Index Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Twelve series have a fiscal year-end of March 31, three series have a fiscal year-end of December 31, thirty-six series have a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$1,292,600	$1,272,477	$95,400	$95,400	$170,820	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $1,533,328	2023/2024: $4,034,714

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | March 31, 2025
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$12.22	$11.45	$12.37	$12.49	$10.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.34	0.28	0.25	0.22
Net realized and unrealized gains (losses)	0.31	0.77	(0.90)	(0.04)	1.82
Total from investment operations	0.70	1.11	(0.62)	0.21	2.04
Less distributions:
Distributions from net investment income	(0.40)	(0.34)	(0.27)	(0.25)	(0.21)
Distributions from net realized gains	(0.06)	—	(0.03)	(0.08)	(0.04)
Total distributions	(0.46)	(0.34)	(0.30)	(0.33)	(0.25)
Net asset value at end of period	$12.46	$12.22	$11.45	$12.37	$12.49
Total return	5.83%	9.77%	(4.96%)	1.55%	19.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.04%[3]	0.03%	0.03%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	3.13%	2.95%	2.49%	1.90%	1.83%
Portfolio turnover rate	26%	28%	15%	27%	21%
Net assets, end of period (x 1,000)	$51,951	$45,456	$44,032	$55,048	$55,137

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 24.9%
Large-Cap 23.6%
Schwab U.S. Large-Cap ETF	$10,953,218	$4,327,806	($3,789,822 )	$353,845	$429,490	$12,274,537	555,912	$150,662
Small-Cap 1.3%
Schwab U.S. Small-Cap ETF	626,037	306,225	(217,706)	10,789	(33,996)	691,349	29,507	10,237
						12,965,886

International Stocks 7.3%
Developed Markets 7.3%
Schwab International Equity ETF	3,451,553	1,547,642	(1,255,605)	9,900	42,074	3,795,564	191,889	117,491

Real Estate 2.4%
U.S. REITs 2.4%
Schwab U.S. REIT ETF	1,122,245	521,025	(474,310)	8,855	71,013	1,248,828	58,058	37,972

Fixed Income 62.1%
Inflation-Protected Bond 6.6%
Schwab U.S. TIPS ETF	2,931,079	1,119,332	(760,193)	(48,233)	148,226	3,390,211	126,077	92,636
Intermediate-Term Bond 48.5%
Schwab U.S. Aggregate Bond ETF	21,835,004	8,388,086	(5,165,982)	(714,180)	864,161	25,207,089	1,088,389	935,632
Treasury Bond 7.0%
Schwab Short-Term U.S. Treasury ETF	3,145,365	1,352,904	(887,073)	(29,740)	61,682	3,643,138	149,677	143,769
						32,240,438

Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	1,237,435	—	—	—	1,237,435	1,237,435	34,651
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,178,759	25,810	(1,204,927)	—	358	—	—	22,895
Total Affiliated Underlying Funds (Cost $44,573,873)	$45,243,260	$18,826,265	($13,755,618 )	($408,764 )	$1,583,008	$51,488,151		$1,545,945
Total Investments in Securities (Cost $44,573,873)						$51,488,151

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,204,927 and is included in sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $44,573,873)		$51,488,151
Cash		388,768
Receivables:
Investments sold		764,308
Fund shares sold		49,179
Dividends	+	2,142
Total assets		52,692,548

Liabilities
Payables:
Investments bought		676,430
Fund shares redeemed		64,021
Investment adviser fees	+	1,106
Total liabilities		741,557
Net assets		$51,950,991

Net Assets by Source
Capital received from investors		$47,005,493
Total distributable earnings	+	4,945,498
Net assets		$51,950,991

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$51,950,991		4,169,224		$12.46

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$1,545,945
Other Interest	+	6,572
Total investment income		1,552,517

Expenses
Investment adviser fees		39,267
Total expenses		39,267
Expense reduction	–	24,764
Net expenses	–	14,503
Net investment income		1,538,014

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(408,764)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	1,583,008
Net realized and unrealized gains		1,174,244
Increase in net assets resulting from operations		$2,712,258
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$1,538,014	$1,288,241
Net realized losses		(408,764)	(42,641)
Net change in unrealized appreciation (depreciation)	+	1,583,008	2,680,795
Increase in net assets resulting from operations		$2,712,258	$3,926,395

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,849,623 )	($1,250,052 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,333,182	$16,876,705	930,564	$10,968,383
Shares reinvested		133,021	1,640,151	92,999	1,109,470
Shares redeemed	+	(1,017,293)	(12,884,591)	(1,148,663)	(13,329,727)
Net transactions in fund shares		448,910	$5,632,265	(125,100)	($1,251,874 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,720,314	$45,456,091	3,845,414	$44,031,622
Total increase (decrease)	+	448,910	6,494,900	(125,100)	1,424,469
End of period		4,169,224	$51,950,991	3,720,314	$45,456,091
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$12.46	$11.54	$12.48	$12.58	$10.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.34	0.28	0.25	0.22
Net realized and unrealized gains (losses)	0.34	0.87	(0.94)	0.01 [2]	1.97
Total from investment operations	0.73	1.21	(0.66)	0.26	2.19
Less distributions:
Distributions from net investment income	(0.41)	(0.29)	(0.26)	(0.25)	(0.22)
Distributions from net realized gains	(0.05)	—	(0.02)	(0.11)	(0.07)
Total distributions	(0.46)	(0.29)	(0.28)	(0.36)	(0.29)
Net asset value at end of period	$12.73	$12.46	$11.54	$12.48	$12.58
Total return	5.91%	10.54%	(5.13%)	1.92%	20.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%	0.03%	0.04%[4]	0.03%	0.04%
Total expenses[3]	0.08%	0.08%	0.08%[4]	0.08%	0.08%
Net investment income (loss)	3.05%	2.86%	2.48%	1.91%	1.85%
Portfolio turnover rate	24%	22%	18%	23%	30%
Net assets, end of period (x 1,000)	$80,392	$73,599	$57,305	$75,362	$73,384

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.05% and 0.04%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 27.8%
Large-Cap 26.3%
Schwab U.S. Large-Cap ETF	$19,533,261	$6,404,076	($6,196,915 )	$546,014	$835,358	$21,121,794	956,603	$259,144
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	1,168,563	505,841	(380,732)	32,075	(74,538)	1,251,209	53,402	18,569
						22,373,003

International Stocks 8.6%
Developed Markets 8.6%
Schwab International Equity ETF	6,478,608	2,167,265	(1,843,761)	5,986	89,861	6,897,959	348,734	211,534

Real Estate 2.7%
U.S. REITs 2.7%
Schwab U.S. REIT ETF	2,062,561	725,921	(724,534)	13,440	119,622	2,197,010	102,139	66,248

Fixed Income 58.2%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	4,455,559	1,258,410	(963,765)	(49,100)	191,827	4,892,931	181,961	136,894
Intermediate-Term Bond 45.6%
Schwab U.S. Aggregate Bond ETF	33,451,752	9,668,308	(6,622,260)	(833,208)	1,019,945	36,684,537	1,583,961	1,385,058
Treasury Bond 6.5%
Schwab Short-Term U.S. Treasury ETF	4,753,892	1,655,928	(1,230,027)	(37,914)	80,706	5,222,585	214,568	210,226
						46,800,053

Money Market Funds 2.0%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	1,561,708	—	—	—	1,561,708	1,561,708	43,731
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,487,656	32,573	(1,520,681)	—	452	—	—	28,895
Total Affiliated Underlying Funds (Cost $67,809,028)	$73,391,852	$23,980,030	($19,482,675 )	($322,707 )	$2,263,233	$79,829,733		$2,360,299
Total Investments in Securities (Cost $67,809,028)						$79,829,733

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,520,681 and is included in sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $67,809,028)		$79,829,733
Cash		587,037
Receivables:
Investments sold		1,125,686
Fund shares sold		33,321
Dividends	+	2,704
Total assets		81,578,481

Liabilities
Payables:
Investments bought		1,176,335
Fund shares redeemed		9,075
Investment adviser fees	+	1,199
Total liabilities		1,186,609
Net assets		$80,391,872

Net Assets by Source
Capital received from investors		$70,593,013
Total distributable earnings	+	9,798,859
Net assets		$80,391,872

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$80,391,872		6,314,308		$12.73

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$2,360,299
Other Interest	+	10,234
Total investment income		2,370,533

Expenses
Investment adviser fees		61,477
Total expenses		61,477
Expense reduction	–	35,932
Net expenses	–	25,545
Net investment income		2,344,988

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(322,707)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	2,263,233
Net realized and unrealized gains		1,940,526
Increase in net assets resulting from operations		$4,285,514
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$2,344,988	$1,761,502
Net realized gains (losses)		(322,707)	86,820
Net change in unrealized appreciation (depreciation)	+	2,263,233	4,766,655
Increase in net assets resulting from operations		$4,285,514	$6,614,977

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,728,595 )	($1,653,672 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,621,242	$20,847,319	1,993,284	$23,774,896
Shares reinvested		205,345	2,591,456	129,487	1,571,967
Shares redeemed	+	(1,416,897)	(18,203,277)	(1,183,513)	(14,013,949)
Net transactions in fund shares		409,690	$5,235,498	939,258	$11,332,914

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,904,618	$73,599,455	4,965,360	$57,305,236
Total increase	+	409,690	6,792,417	939,258	16,294,219
End of period		6,314,308	$80,391,872	5,904,618	$73,599,455
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$13.04	$12.04	$13.01	$13.05	$10.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.35	0.29	0.26	0.23
Net realized and unrealized gains (losses)	0.37	0.98	(0.98)	0.03	2.12
Total from investment operations	0.77	1.33	(0.69)	0.29	2.35
Less distributions:
Distributions from net investment income	(0.45)	(0.33)	(0.25)	(0.26)	(0.21)
Distributions from net realized gains	(0.18)	—	(0.03)	(0.07)	(0.02)
Total distributions	(0.63)	(0.33)	(0.28)	(0.33)	(0.23)
Net asset value at end of period	$13.18	$13.04	$12.04	$13.01	$13.05
Total return	5.94%	11.14%	(5.17%)	2.13%	21.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.04%	0.03%	0.04%[3]	0.03%	0.03%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	2.99%	2.84%	2.45%	1.92%	1.86%
Portfolio turnover rate	16%	21%	18%	18%	13%
Net assets, end of period (x 1,000)	$271,603	$276,326	$249,838	$286,650	$277,678

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 29.7%
Large-Cap 28.0%
Schwab U.S. Large-Cap ETF	$77,266,686	$13,673,625	($20,607,374 )	$6,507,506	($965,217 )	$75,875,226	3,436,378	$985,109
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,769,042	1,404,140	(1,385,302)	189,599	(334,403)	4,643,076	198,168	72,444
						80,518,302

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Equity ETF	26,960,206	5,368,184	(6,721,644)	276,496	141,996	26,025,238	1,315,735	848,065

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	8,231,142	1,737,872	(2,545,047)	82,624	490,698	7,997,289	371,794	255,070

Fixed Income 55.6%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	15,916,154	2,278,018	(2,955,524)	(337,932)	819,931	15,720,647	584,628	483,806
Intermediate-Term Bond 43.7%
Schwab U.S. Aggregate Bond ETF	120,327,996	17,865,246	(20,290,676)	(3,534,697)	4,316,825	118,684,694	5,124,555	4,840,795
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	16,783,251	3,095,129	(3,410,545)	(138,235)	293,135	16,622,735	682,939	721,951
						151,028,076

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	4,854,353	—	—	—	4,854,353	4,854,353	135,932
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,624,172	101,248	(4,726,825)	—	1,405	—	—	89,818
Total Affiliated Underlying Funds (Cost $229,324,274)	$274,878,649	$50,377,815	($62,642,937 )	$3,045,361	$4,764,370	$270,423,258		$8,432,990
Total Investments in Securities (Cost $229,324,274)						$270,423,258

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,726,825 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $229,324,274)		$270,423,258
Cash		1,527,482
Receivables:
Investments sold		4,112,075
Fund shares sold		102,520
Dividends	+	8,405
Total assets		276,173,740

Liabilities
Payables:
Investments bought		4,117,473
Fund shares redeemed		447,002
Investment adviser fees	+	6,350
Total liabilities		4,570,825
Net assets		$271,602,915

Net Assets by Source
Capital received from investors		$236,929,987
Total distributable earnings	+	34,672,928
Net assets		$271,602,915

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$271,602,915		20,612,595		$13.18

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$8,432,990
Other Interest	+	33,763
Total investment income		8,466,753

Expenses
Investment adviser fees		223,465
Total expenses		223,465
Expense reduction	–	122,088
Net expenses	–	101,377
Net investment income		8,365,376

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		3,045,361
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	4,764,370
Net realized and unrealized gains		7,809,731
Increase in net assets resulting from operations		$16,175,107
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$8,365,376	$7,267,312
Net realized gains		3,045,361	291,180
Net change in unrealized appreciation (depreciation)	+	4,764,370	20,227,962
Increase in net assets resulting from operations		$16,175,107	$27,786,454

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,618,912 )	($6,995,291 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,655,465	$48,822,203	4,763,509	$58,979,736
Shares reinvested		904,566	11,831,712	516,169	6,539,870
Shares redeemed	+	(5,141,342)	(68,933,168)	(4,836,459)	(59,822,435)
Net transactions in fund shares		(581,311)	($8,279,253 )	443,219	$5,697,171

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,193,906	$276,325,973	20,750,687	$249,837,639
Total increase (decrease)	+	(581,311)	(4,723,058)	443,219	26,488,334
End of period		20,612,595	$271,602,915	21,193,906	$276,325,973
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$14.11	$12.89	$13.98	$13.83	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.37	0.30	0.27	0.25
Net realized and unrealized gains (losses)	0.44	1.20	(1.11)	0.16	2.90
Total from investment operations	0.87	1.57	(0.81)	0.43	3.15
Less distributions:
Distributions from net investment income	(0.43)	(0.35)	(0.28)	(0.26)	(0.23)
Distributions from net realized gains	(0.06)	—	—	(0.02)	(0.01)
Total distributions	(0.49)	(0.35)	(0.28)	(0.28)	(0.24)
Net asset value at end of period	$14.49	$14.11	$12.89	$13.98	$13.83
Total return	6.19%	12.29%	(5.67%)	3.02%	28.91%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.04%[3]	0.04%	0.04%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	2.94%	2.77%	2.34%	1.90%	1.90%
Portfolio turnover rate	23%	19%	18%	12%	15%
Net assets, end of period (x 1,000)	$574,929	$558,521	$477,437	$518,480	$443,433

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 30.7%
Large-Cap 28.9%
Schwab U.S. Large-Cap ETF	$168,247,701	$36,190,307	($51,196,843 )	$13,080,325	($283,489 )	$166,038,001	7,519,837	$2,207,763
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	10,982,440	3,914,702	(4,261,338)	565,512	(820,116)	10,381,200	443,073	172,087
						176,419,201

International Stocks 10.4%
Developed Markets 10.4%
Schwab International Equity ETF	61,146,174	14,868,878	(16,914,948)	230,745	554,802	59,885,651	3,027,586	2,017,255
Emerging Markets 0.0%
Schwab Emerging Markets Equity ETF	5,744,299	1,375,675	(7,497,599)	645,635	(268,010)	—	—	181,904
						59,885,651

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	18,383,416	4,452,558	(6,466,408)	80,572	1,152,054	17,602,192	818,326	597,823

Fixed Income 53.8%
Inflation-Protected Bond 5.6%
Schwab U.S. TIPS ETF	26,181,921	9,788,768	(4,827,933)	(872,664)	1,814,088	32,084,180	1,193,164	817,195
Intermediate-Term Bond 42.4%
Schwab U.S. Aggregate Bond ETF	229,713,236	51,837,731	(39,453,786)	(7,735,679)	9,160,178	243,521,680	10,514,753	9,575,399
Treasury Bond 5.8%
Schwab Short-Term U.S. Treasury ETF	27,824,642	10,331,445	(4,809,287)	(289,724)	567,563	33,624,639	1,381,456	1,269,228
						309,230,499

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	7,991,492	—	—	—	7,991,492	7,991,492	223,778
Schwab Variable Share Price Money Fund, Ultra Shares (c)	7,612,556	166,680	(7,781,548)	—	2,312	—	—	147,862
Total Affiliated Underlying Funds (Cost $482,468,493)	$555,836,385	$140,918,236	($143,209,690 )	$5,704,722	$11,879,382	$571,129,035		$17,210,294
Total Investments in Securities (Cost $482,468,493)						$571,129,035

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $7,781,548 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $482,468,493)		$571,129,035
Cash		4,233,265
Receivables:
Investments sold		8,005,489
Fund shares sold		838,455
Dividends	+	13,836
Total assets		584,220,080

Liabilities
Payables:
Investments bought		8,805,672
Fund shares redeemed		472,313
Investment adviser fees	+	13,203
Total liabilities		9,291,188
Net assets		$574,928,892

Net Assets by Source
Capital received from investors		$492,309,347
Total distributable earnings	+	82,619,545
Net assets		$574,928,892

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$574,928,892		39,675,549		$14.49

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$17,210,294
Other Interest	+	81,052
Total investment income		17,291,346

Expenses
Investment adviser fees		465,787
Total expenses		465,787
Expense reduction	–	274,661
Net expenses	–	191,126
Net investment income		17,100,220

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		5,704,722
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	11,879,382
Net realized and unrealized gains		17,584,104
Increase in net assets resulting from operations		$34,684,324
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$17,100,220	$13,972,214
Net realized gains		5,704,722	1,398,460
Net change in unrealized appreciation (depreciation)	+	11,879,382	44,634,046
Increase in net assets resulting from operations		$34,684,324	$60,004,720

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($19,099,475 )	($13,408,237 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,642,351	$170,338,555	11,321,257	$151,219,438
Shares reinvested		1,247,983	17,945,992	929,238	12,702,683
Shares redeemed	+	(12,792,579)	(187,461,982)	(9,714,193)	(129,434,050)
Net transactions in fund shares		97,755	$822,565	2,536,302	$34,488,071

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,577,794	$558,521,478	37,041,492	$477,436,924
Total increase	+	97,755	16,407,414	2,536,302	81,084,554
End of period		39,675,549	$574,928,892	39,577,794	$558,521,478
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$15.22	$13.53	$14.73	$14.41	$10.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.37	0.30	0.29	0.26
Net realized and unrealized gains (losses)	0.55	1.65	(1.23)	0.32	3.53
Total from investment operations	0.98	2.02	(0.93)	0.61	3.79
Less distributions:
Distributions from net investment income	(0.41)	(0.33)	(0.27)	(0.27)	(0.24)
Distributions from net realized gains	—	—	—	(0.02)	(0.00)[2]
Total distributions	(0.41)	(0.33)	(0.27)	(0.29)	(0.24)
Net asset value at end of period	$15.79	$15.22	$13.53	$14.73	$14.41
Total return	6.43%	15.05%	(6.19%)	4.11%	34.98%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%	0.03%	0.04%[4]	0.04%	0.04%
Total expenses[3]	0.08%	0.08%	0.08%[4]	0.08%	0.08%
Net investment income (loss)	2.69%	2.59%	2.23%	1.88%	1.94%
Portfolio turnover rate	15%	11%	14%	9%	13%
Net assets, end of period (x 1,000,000)	$1,281	$1,091	$806	$803	$622

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 39.1%
Large-Cap 36.4%
Schwab U.S. Large-Cap ETF	$408,178,426	$101,722,108	($72,377,469 )	$4,749,951	$24,032,053	$466,305,069	21,118,889	$5,737,147
Small-Cap 2.7%
Schwab U.S. Small-Cap ETF	31,124,604	13,182,377	(8,552,308)	498,172	(1,772,625)	34,480,220	1,471,627	520,612
						500,785,289

International Stocks 16.0%
Developed Markets 14.1%
Schwab International Equity ETF	160,694,154	48,604,295	(30,921,301)	(610,667)	2,828,598	180,595,079	9,130,186	5,641,906
Emerging Markets 1.9%
Schwab Emerging Markets Equity ETF	22,635,110	5,518,421	(5,994,226)	(69,780)	2,062,843	24,152,368	876,038	781,234
						204,747,447

Real Estate 3.9%
U.S. REITs 3.9%
Schwab U.S. REIT ETF	46,524,920	11,745,767	(10,890,420)	(845,051)	3,932,084	50,467,300	2,346,225	1,590,407

Fixed Income 39.5%
Inflation-Protected Bond 2.1%
Schwab U.S. TIPS ETF	18,145,108	9,977,338	(2,145,490)	(363,768)	1,152,903	26,766,091	995,392	586,800
Intermediate-Term Bond 34.6%
Schwab U.S. Aggregate Bond ETF	363,811,608	120,799,211	(43,445,402)	(9,382,979)	11,991,927	443,774,365	19,161,242	16,018,956
Treasury Bond 2.8%
Schwab Short-Term U.S. Treasury ETF	25,560,026	12,429,651	(2,995,406)	(183,752)	460,404	35,270,923	1,449,093	1,229,380
						505,811,379

Money Market Funds 0.8%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	10,621,035	—	—	—	10,621,035	10,621,035	297,404
Schwab Variable Share Price Money Fund, Ultra Shares (c)	10,117,413	221,525	(10,342,012)	—	3,074	—	—	196,516
Total Affiliated Underlying Funds (Cost $1,062,129,681)	$1,086,791,369	$334,821,728	($187,664,034 )	($6,207,874 )	$44,691,261	$1,272,432,450		$32,600,362
Total Investments in Securities (Cost $1,062,129,681)						$1,272,432,450

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $10,342,012 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2025 (continued)

At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $1,062,129,681)		$1,272,432,450
Cash		8,879,126
Receivables:
Investments sold		20,897,508
Fund shares sold		1,358,620
Dividends	+	18,389
Total assets		1,303,586,093

Liabilities
Payables:
Investments bought		20,297,382
Fund shares redeemed		1,780,411
Investment adviser fees	+	24,399
Total liabilities		22,102,192
Net assets		$1,281,483,901

Net Assets by Source
Capital received from investors		$1,095,208,448
Total distributable earnings	+	186,275,453
Net assets		$1,281,483,901

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,281,483,901		81,176,016		$15.79

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$32,600,362
Other Interest	+	200,119
Total investment income		32,800,481

Expenses
Investment adviser fees		963,174
Total expenses		963,174
Expense reduction	–	587,730
Net expenses	–	375,444
Net investment income		32,425,037

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(6,207,874)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	44,691,261
Net realized and unrealized gains		38,483,387
Increase in net assets resulting from operations		$70,908,424
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$32,425,037	$23,403,356
Net realized losses		(6,207,874)	(3,129,605)
Net change in unrealized appreciation (depreciation)	+	44,691,261	113,163,723
Increase in net assets resulting from operations		$70,908,424	$133,437,474

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($31,363,490 )	($22,109,143 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,131,937	$415,486,786	23,076,834	$328,689,263
Shares reinvested		1,885,393	29,694,942	1,442,084	21,068,850
Shares redeemed	+	(18,537,079)	(294,652,383)	(12,350,043)	(175,232,463)
Net transactions in fund shares		9,480,251	$150,529,345	12,168,875	$174,525,650

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		71,695,765	$1,091,409,622	59,526,890	$805,555,641
Total increase	+	9,480,251	190,074,279	12,168,875	285,853,981
End of period		81,176,016	$1,281,483,901	71,695,765	$1,091,409,622
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$16.06	$14.02	$15.31	$14.86	$10.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.37	0.30	0.30	0.26
Net realized and unrealized gains (losses)	0.64	2.00	(1.32)	0.44	4.04
Total from investment operations	1.06	2.37	(1.02)	0.74	4.30
Less distributions:
Distributions from net investment income	(0.40)	(0.33)	(0.27)	(0.28)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)
Total distributions	(0.40)	(0.33)	(0.27)	(0.29)	(0.25)
Net asset value at end of period	$16.72	$16.06	$14.02	$15.31	$14.86
Total return	6.57%	17.00%	(6.59%)	4.88%	39.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.04%[3]	0.04%	0.04%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	2.52%	2.48%	2.16%	1.88%	1.93%
Portfolio turnover rate	14%	10%	13%	12%	12%
Net assets, end of period (x 1,000,000)	$1,025	$793	$524	$488	$372

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 45.3%
Large-Cap 41.8%
Schwab U.S. Large-Cap ETF	$335,088,315	$120,798,812	($49,890,086 )	$203,058	$22,486,192	$428,686,291	19,415,140	$5,054,087
Small-Cap 3.5%
Schwab U.S. Small-Cap ETF	28,708,693	15,459,638	(7,489,323)	338,793	(1,722,614)	35,295,187	1,506,410	516,564
						463,981,478

International Stocks 20.0%
Developed Markets 17.0%
Schwab International Equity ETF	138,757,188	58,485,670	(25,244,566)	(568,071)	3,080,451	174,510,672	8,822,582	5,143,193
Emerging Markets 3.0%
Schwab Emerging Markets Equity ETF	24,341,884	10,017,400	(6,404,854)	(174,668)	2,504,973	30,284,735	1,098,467	905,217
						204,795,407

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	39,711,449	15,278,676	(11,070,225)	(706,141)	3,448,228	46,661,987	2,169,316	1,436,519

Fixed Income 29.0%
Inflation-Protected Bond 0.5%
Schwab U.S. TIPS ETF	—	4,732,781	—	—	132,534	4,865,315	180,934	2,732
Intermediate-Term Bond 27.2%
Schwab U.S. Aggregate Bond ETF	208,928,780	96,458,163	(28,103,568)	(5,662,927)	7,532,660	279,153,108	12,053,243	9,722,411
Treasury Bond 1.3%
Schwab Short-Term U.S. Treasury ETF	8,595,409	5,404,705	(1,142,029)	(65,940)	166,617	12,958,762	532,406	434,215
						296,977,185

Money Market Funds 0.5%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	4,829,862	—	—	—	4,829,862	4,829,862	135,246
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,600,842	100,737	(4,702,977)	—	1,398	—	—	89,364
Total Affiliated Underlying Funds (Cost $848,512,037)	$788,732,560	$331,566,444	($134,047,628 )	($6,635,896 )	$37,630,439	$1,017,245,919		$23,439,548
Total Investments in Securities (Cost $848,512,037)						$1,017,245,919

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,702,977 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $848,512,037)		$1,017,245,919
Cash		9,271,585
Receivables:
Investments sold		15,977,014
Fund shares sold		1,497,532
Dividends	+	8,362
Total assets		1,044,000,412

Liabilities
Payables:
Investments bought		17,032,557
Fund shares redeemed		2,061,900
Investment adviser fees	+	18,951
Total liabilities		19,113,408
Net assets		$1,024,887,004

Net Assets by Source
Capital received from investors		$874,521,626
Total distributable earnings	+	150,365,378
Net assets		$1,024,887,004

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,024,887,004		61,305,513		$16.72

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$23,439,548
Other Interest	+	169,290
Total investment income		23,608,838

Expenses
Investment adviser fees		741,897
Total expenses		741,897
Expense reduction	–	483,055
Net expenses	–	258,842
Net investment income		23,349,996

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(6,635,896)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	37,630,439
Net realized and unrealized gains		30,994,543
Increase in net assets resulting from operations		$54,344,539
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$23,349,996	$15,432,865
Net realized losses		(6,635,896)	(3,082,224)
Net change in unrealized appreciation (depreciation)	+	37,630,439	91,733,309
Increase in net assets resulting from operations		$54,344,539	$104,083,950

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,331,715 )	($14,475,491 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,167,237	$389,625,946	17,855,393	$265,925,539
Shares reinvested		1,279,863	21,424,907	908,329	13,906,525
Shares redeemed	+	(12,529,593)	(211,554,757)	(6,712,782)	(99,599,140)
Net transactions in fund shares		11,917,507	$199,496,096	12,050,940	$180,232,924

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		49,388,006	$793,378,084	37,337,066	$523,536,701
Total increase	+	11,917,507	231,508,920	12,050,940	269,841,383
End of period		61,305,513	$1,024,887,004	49,388,006	$793,378,084
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$16.74	$14.41	$15.80	$15.24	$10.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.36	0.30	0.31	0.26
Net realized and unrealized gains (losses)	0.70	2.30	(1.41)	0.55	4.48
Total from investment operations	1.12	2.66	(1.11)	0.86	4.74
Less distributions:
Distributions from net investment income	(0.40)	(0.33)	(0.28)	(0.29)	(0.25)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)
Total distributions	(0.40)	(0.33)	(0.28)	(0.30)	(0.26)
Net asset value at end of period	$17.46	$16.74	$14.41	$15.80	$15.24
Total return	6.68%	18.56%	(6.96%)	5.53%	44.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.04%[3]	0.04%	0.04%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	2.37%	2.38%	2.13%	1.90%	1.93%
Portfolio turnover rate	13%	8%	12%	9%	9%
Net assets, end of period (x 1,000,000)	$1,194	$1,000	$660	$631	$474

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 49.9%
Large-Cap 45.6%
Schwab U.S. Large-Cap ETF	$457,286,007	$114,602,550	($59,762,596 )	$933,448	$30,863,815	$543,923,224	24,634,204	$6,591,148
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF	44,802,590	19,178,431	(10,496,889)	688,736	(2,625,767)	51,547,101	2,200,047	768,574
						595,470,325

International Stocks 23.3%
Developed Markets 19.3%
Schwab International Equity ETF	196,414,779	58,384,592	(27,197,452)	(503,176)	3,704,029	230,802,772	11,668,492	6,997,189
Emerging Markets 4.0%
Schwab Emerging Markets Equity ETF	40,780,063	12,516,283	(9,684,994)	(239,129)	3,982,891	47,355,114	1,717,632	1,433,364
						278,157,886

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	55,713,228	16,118,290	(16,623,775)	(1,150,841)	4,996,803	59,053,705	2,745,407	1,927,578

Fixed Income 20.9%
Intermediate-Term Bond 20.2%
Schwab U.S. Aggregate Bond ETF	190,092,654	75,619,271	(25,492,875)	(4,900,539)	6,612,099	241,930,610	10,446,054	8,581,716
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	5,774,545	2,691,282	(583,841)	(29,454)	94,819	7,947,351	326,514	278,382
						249,877,961

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	3,974,424	—	—	—	3,974,424	3,974,424	111,292
Schwab Variable Share Price Money Fund, Ultra Shares (c)	3,785,967	82,895	(3,870,012)	—	1,150	—	—	73,537
Total Affiliated Underlying Funds (Cost $958,897,707)	$994,649,833	$303,168,018	($153,712,434 )	($5,200,955 )	$47,629,839	$1,186,534,301		$26,762,780
Total Investments in Securities (Cost $958,897,707)						$1,186,534,301

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $3,870,012 and is included in sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $958,897,707)		$1,186,534,301
Cash		9,402,620
Receivables:
Investments sold		18,133,317
Fund shares sold		1,517,714
Dividends	+	6,881
Total assets		1,215,594,833

Liabilities
Payables:
Investments bought		20,790,546
Fund shares redeemed		558,908
Investment adviser fees	+	18,745
Total liabilities		21,368,199
Net assets		$1,194,226,634

Net Assets by Source
Capital received from investors		$985,598,450
Total distributable earnings	+	208,628,184
Net assets		$1,194,226,634

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,194,226,634		68,398,181		$17.46

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$26,762,780
Other Interest	+	187,492
Total investment income		26,950,272

Expenses
Investment adviser fees		899,435
Total expenses		899,435
Expense reduction	–	579,734
Net expenses	–	319,701
Net investment income		26,630,571

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(5,200,955)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	47,629,839
Net realized and unrealized gains		42,428,884
Increase in net assets resulting from operations		$69,059,455
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$26,630,571	$18,590,587
Net realized losses		(5,200,955)	(3,658,736)
Net change in unrealized appreciation (depreciation)	+	47,629,839	126,517,721
Increase in net assets resulting from operations		$69,059,455	$141,449,572

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,860,446 )	($17,582,370 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,821,740	$348,258,083	20,154,804	$311,053,855
Shares reinvested		1,437,300	25,210,241	1,082,414	17,177,905
Shares redeemed	+	(12,607,104)	(222,723,134)	(7,279,352)	(111,708,677)
Net transactions in fund shares		8,651,936	$150,745,190	13,957,866	$216,523,083

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,746,245	$1,000,282,435	45,788,379	$659,892,150
Total increase	+	8,651,936	193,944,199	13,957,866	340,390,285
End of period		68,398,181	$1,194,226,634	59,746,245	$1,000,282,435
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$17.34	$14.77	$16.23	$15.57	$10.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.36	0.30	0.32	0.27
Net realized and unrealized gains (losses)	0.76	2.54	(1.49)	0.65	4.86
Total from investment operations	1.17	2.90	(1.19)	0.97	5.13
Less distributions:
Distributions from net investment income	(0.39)	(0.33)	(0.27)	(0.30)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.00)[2]
Total distributions	(0.39)	(0.33)	(0.27)	(0.31)	(0.24)
Net asset value at end of period	$18.12	$17.34	$14.77	$16.23	$15.57
Total return	6.72%	19.78%	(7.21%)	6.11%	48.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%	0.03%	0.04%[4]	0.03%	0.03%
Total expenses[3]	0.08%	0.08%	0.08%[4]	0.08%	0.08%
Net investment income (loss)	2.26%	2.31%	2.11%	1.92%	1.93%
Portfolio turnover rate	14%	8%	10%	10%	6%
Net assets, end of period (x 1,000)	$764,089	$612,647	$410,566	$361,870	$274,502

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 53.6%
Large-Cap 48.5%
Schwab U.S. Large-Cap ETF	$296,620,859	$91,382,566	($37,739,609 )	($32,894 )	$20,237,099	$370,468,021	16,778,443	$4,434,921
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	32,362,645	16,212,715	(7,954,748)	375,808	(1,943,249)	39,053,171	1,666,802	574,342
						409,521,192

International Stocks 26.2%
Developed Markets 21.3%
Schwab International Equity ETF	131,657,616	48,394,176	(20,047,607)	(274,445)	2,665,267	162,395,007	8,210,061	4,855,230
Emerging Markets 4.9%
Schwab Emerging Markets Equity ETF	30,955,743	11,456,617	(7,527,948)	(224,054)	3,085,839	37,746,197	1,369,104	1,142,721
						200,141,204

Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	37,046,566	12,606,504	(12,169,680)	(760,803)	3,370,633	40,093,220	1,863,934	1,310,215

Fixed Income 14.2%
Intermediate-Term Bond 13.7%
Schwab U.S. Aggregate Bond ETF	76,547,082	39,169,718	(12,342,582)	(2,300,627)	3,049,623	104,123,214	4,495,821	3,572,215
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,063,119	1,128,463	(248,912)	(17,551)	55,445	3,980,564	163,540	150,518
						108,103,778

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	1,438,865	—	—	—	1,438,865	1,438,865	40,291
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,370,637	30,011	(1,401,065)	—	417	—	—	26,623
Total Affiliated Underlying Funds (Cost $608,546,141)	$609,624,267	$221,819,635	($99,432,151 )	($3,234,566 )	$30,521,074	$759,298,259		$16,107,076
Total Investments in Securities (Cost $608,546,141)						$759,298,259

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,401,065 and is included in sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $608,546,141)		$759,298,259
Cash		4,574,970
Receivables:
Investments sold		11,995,248
Fund shares sold		1,449,801
Dividends	+	2,491
Total assets		777,320,769

Liabilities
Payables:
Investments bought		12,476,353
Fund shares redeemed		742,413
Investment adviser fees	+	13,181
Total liabilities		13,231,947
Net assets		$764,088,822

Net Assets by Source
Capital received from investors		$624,324,431
Total distributable earnings	+	139,764,391
Net assets		$764,088,822

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$764,088,822		42,156,979		$18.12

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$16,107,076
Other Interest	+	109,350
Total investment income		16,216,426

Expenses
Investment adviser fees		567,436
Total expenses		567,436
Expense reduction	–	385,649
Net expenses	–	181,787
Net investment income		16,034,639

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,234,566)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	30,521,074
Net realized and unrealized gains		27,286,508
Increase in net assets resulting from operations		$43,321,147
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$16,034,639	$11,271,691
Net realized losses		(3,234,566)	(2,209,011)
Net change in unrealized appreciation (depreciation)	+	30,521,074	84,221,467
Increase in net assets resulting from operations		$43,321,147	$93,284,147

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,556,428 )	($10,772,839 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,413,654	$244,669,233	11,150,109	$176,280,420
Shares reinvested		827,205	15,096,487	638,923	10,452,784
Shares redeemed	+	(7,415,110)	(136,088,595)	(4,261,174)	(67,163,666)
Net transactions in fund shares		6,825,749	$123,677,125	7,527,858	$119,569,538

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,331,230	$612,646,978	27,803,372	$410,566,132
Total increase	+	6,825,749	151,441,844	7,527,858	202,080,846
End of period		42,156,979	$764,088,822	35,331,230	$612,646,978
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$17.65	$14.93	$16.44	$15.73	$10.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.36	0.31	0.33	0.27
Net realized and unrealized gains (losses)	0.80	2.69	(1.55)	0.69	5.08
Total from investment operations	1.21	3.05	(1.24)	1.02	5.35
Less distributions:
Distributions from net investment income	(0.38)	(0.33)	(0.27)	(0.30)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)
Total distributions	(0.38)	(0.33)	(0.27)	(0.31)	(0.25)
Net asset value at end of period	$18.48	$17.65	$14.93	$16.44	$15.73
Total return	6.83%	20.58%	(7.41%)	6.37%	50.43%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.02%	0.03%	0.04%[3]	0.03%	0.03%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	2.19%	2.27%	2.11%	1.94%	1.93%
Portfolio turnover rate	12%	6%	9%	8%	6%
Net assets, end of period (x 1,000,000)	$1,033	$801	$511	$450	$321

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.1%
Large-Cap 50.3%
Schwab U.S. Large-Cap ETF	$399,980,299	$131,614,840	($38,447,311 )	$62,860	$26,632,199	$519,842,887	23,543,609	$6,080,860
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	47,432,794	24,827,679	(9,631,888)	440,445	(3,025,016)	60,044,014	2,562,698	857,971
						579,886,901

International Stocks 28.6%
Developed Markets 22.7%
Schwab International Equity ETF	182,374,173	74,681,775	(25,643,876)	(386,955)	3,800,926	234,826,043	11,871,893	6,830,652
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	47,057,920	21,961,251	(12,747,648)	(731,213)	5,105,226	60,645,536	2,199,693	1,763,408
						295,471,579

Real Estate 5.5%
U.S. REITs 5.5%
Schwab U.S. REIT ETF	50,999,020	19,403,946	(17,351,228)	(1,250,357)	4,757,336	56,558,717	2,629,415	1,828,272

Fixed Income 9.2%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	68,575,788	35,934,999	(10,265,209)	(1,940,951)	2,617,814	94,922,441	4,098,551	3,227,682

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	1,109,979	—	—	—	1,109,979	1,109,979	31,081
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,057,347	23,151	(1,080,819)	—	321	—	—	20,537
Total Affiliated Underlying Funds (Cost $836,230,464)	$797,477,341	$309,557,620	($115,167,979 )	($3,806,171 )	$39,888,806	$1,027,949,617		$20,640,463
Total Investments in Securities (Cost $836,230,464)						$1,027,949,617

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,080,819 and is included in sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $836,230,464)		$1,027,949,617
Cash		6,719,255
Receivables:
Investments sold		15,808,387
Fund shares sold		1,793,964
Dividends	+	1,922
Total assets		1,052,273,145

Liabilities
Payables:
Investments bought		17,616,503
Fund shares redeemed		1,348,900
Investment adviser fees	+	14,552
Total liabilities		18,979,955
Net assets		$1,033,293,190

Net Assets by Source
Capital received from investors		$853,643,689
Total distributable earnings	+	179,649,501
Net assets		$1,033,293,190

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,033,293,190		55,927,701		$18.48

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$20,640,463
Other Interest	+	137,962
Total investment income		20,778,425

Expenses
Investment adviser fees		751,560
Total expenses		751,560
Expense reduction	–	524,153
Net expenses	–	227,407
Net investment income		20,551,018

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,806,171)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	39,888,806
Net realized and unrealized gains		36,082,635
Increase in net assets resulting from operations		$56,633,653
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$20,551,018	$14,091,411
Net realized losses		(3,806,171)	(2,734,957)
Net change in unrealized appreciation (depreciation)	+	39,888,806	112,838,279
Increase in net assets resulting from operations		$56,633,653	$124,194,733

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($19,965,341 )	($13,474,522 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,958,118	$334,496,655	15,609,972	$250,281,069
Shares reinvested		1,048,983	19,542,560	796,412	13,228,402
Shares redeemed	+	(8,477,267)	(158,756,058)	(5,240,687)	(84,031,496)
Net transactions in fund shares		10,529,834	$195,283,157	11,165,697	$179,477,975

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,397,867	$801,341,721	34,232,170	$511,143,535
Total increase	+	10,529,834	231,951,469	11,165,697	290,198,186
End of period		55,927,701	$1,033,293,190	45,397,867	$801,341,721
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$17.90	$15.09	$16.62	$15.88	$10.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.36	0.31	0.33	0.27
Net realized and unrealized gains (losses)	0.82	2.78	(1.57)	0.73	5.25
Total from investment operations	1.23	3.14	(1.26)	1.06	5.52
Less distributions:
Distributions from net investment income	(0.38)	(0.33)	(0.27)	(0.31)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.00)[2]
Total distributions	(0.38)	(0.33)	(0.27)	(0.32)	(0.24)
Net asset value at end of period	$18.75	$17.90	$15.09	$16.62	$15.88
Total return	6.83%	20.98%	(7.47%)	6.51%	52.24%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.02%	0.03%	0.04%[4]	0.03%	0.03%
Total expenses[3]	0.08%	0.08%	0.08%[4]	0.08%	0.08%
Net investment income (loss)	2.15%	2.25%	2.11%	1.94%	1.92%
Portfolio turnover rate	14%	6%	8%	7%	6%
Net assets, end of period (x 1,000)	$686,178	$525,608	$335,615	$278,992	$189,841

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.4%
Large-Cap 51.2%
Schwab U.S. Large-Cap ETF	$266,538,639	$99,510,244	($32,038,398 )	($7,996 )	$17,567,768	$351,570,257	15,922,566	$4,097,130
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	32,994,050	18,920,186	(7,369,246)	275,891	(2,201,055)	42,619,826	1,819,028	604,945
						394,190,083

International Stocks 30.0%
Developed Markets 23.6%
Schwab International Equity ETF	123,464,314	54,485,958	(18,670,125)	(371,187)	2,692,552	161,601,512	8,169,945	4,666,950
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	33,469,405	17,037,795	(9,568,835)	(518,541)	3,682,196	44,102,020	1,599,638	1,273,074
						205,703,532

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	34,398,959	14,289,931	(12,654,663)	(891,371)	3,231,543	38,374,399	1,784,026	1,246,869

Fixed Income 6.4%
Intermediate-Term Bond 6.4%
Schwab U.S. Aggregate Bond ETF	31,948,242	16,928,495	(5,153,260)	(965,909)	1,276,494	44,034,062	1,901,298	1,511,955

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 4.23% (b),(c)	—	75,716	—	—	—	75,716	75,716	2,120
Schwab Variable Share Price Money Fund, Ultra Shares (c)	72,125	1,579	(73,726)	—	22	—	—	1,401
Total Affiliated Underlying Funds (Cost $557,221,995)	$522,885,734	$221,249,904	($85,528,253 )	($2,479,113 )	$26,249,520	$682,377,792		$13,404,444
Total Investments in Securities (Cost $557,221,995)						$682,377,792

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $73,726 and is included in sales for the Schwab Variable Share Price
Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $557,221,995)		$682,377,792
Cash		4,569,734
Receivables:
Investments sold		10,284,053
Fund shares sold		1,391,825
Dividends	+	131
Total assets		698,623,535

Liabilities
Payables:
Investments bought		11,741,488
Fund shares redeemed		694,416
Investment adviser fees	+	9,672
Total liabilities		12,445,576
Net assets		$686,177,959

Net Assets by Source
Capital received from investors		$568,759,205
Total distributable earnings	+	117,418,754
Net assets		$686,177,959

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$686,177,959		36,605,699		$18.75

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$13,404,444
Other Interest	+	93,708
Total investment income		13,498,152

Expenses
Investment adviser fees		496,973
Total expenses		496,973
Expense reduction	–	357,578
Net expenses	–	139,395
Net investment income		13,358,757

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,479,113)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	26,249,520
Net realized and unrealized gains		23,770,407
Increase in net assets resulting from operations		$37,129,164
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$13,358,757	$9,222,059
Net realized losses		(2,479,113)	(1,711,093)
Net change in unrealized appreciation (depreciation)	+	26,249,520	75,715,026
Increase in net assets resulting from operations		$37,129,164	$83,225,992

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,992,471 )	($8,864,830 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,668,648	$239,821,781	9,794,975	$158,842,881
Shares reinvested		663,790	12,558,901	509,035	8,561,970
Shares redeemed	+	(6,090,366)	(115,947,685)	(3,186,899)	(51,772,418)
Net transactions in fund shares		7,242,072	$136,432,997	7,117,111	$115,632,433

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,363,627	$525,608,269	22,246,516	$335,614,674
Total increase	+	7,242,072	160,569,690	7,117,111	189,993,595
End of period		36,605,699	$686,177,959	29,363,627	$525,608,269
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$18.04	$15.17	$16.73	$15.95	$10.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.36	0.31	0.33	0.27
Net realized and unrealized gains (losses)	0.85	2.85	(1.59)	0.77	5.38
Total from investment operations	1.25	3.21	(1.28)	1.10	5.65
Less distributions:
Distributions from net investment income	(0.38)	(0.34)	(0.28)	(0.31)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)
Total distributions	(0.38)	(0.34)	(0.28)	(0.32)	(0.25)
Net asset value at end of period	$18.91	$18.04	$15.17	$16.73	$15.95
Total return	6.89%	21.30%	(7.56%)	6.74%	53.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.02%	0.03%	0.04%[3]	0.03%	0.03%
Total expenses[2]	0.08%	0.08%	0.08%[3]	0.08%	0.08%
Net investment income (loss)	2.11%	2.23%	2.10%	1.95%	1.92%
Portfolio turnover rate	13%	7%	8%	6%	7%
Net assets, end of period (x 1,000)	$794,053	$611,373	$400,706	$345,015	$226,973

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2025,
March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.3%
Large-Cap 51.8%
Schwab U.S. Large-Cap ETF	$313,537,112	$110,918,480	($33,283,301 )	$19,706	$20,316,319	$411,508,316	18,637,152	$4,759,809
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	40,036,502	22,219,115	(8,437,326)	363,738	(2,634,248)	51,547,781	2,200,076	723,884
						463,056,097

International Stocks 30.9%
Developed Markets 24.1%
Schwab International Equity ETF	147,007,811	62,743,396	(21,047,900)	(328,642)	3,111,974	191,486,639	9,680,821	5,466,520
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	41,364,399	19,766,673	(10,794,824)	(564,945)	4,442,676	54,213,979	1,966,412	1,541,974
						245,700,618

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	40,840,555	16,552,627	(15,027,410)	(1,040,225)	3,821,921	45,147,468	2,098,906	1,458,717

Fixed Income 4.5%
Intermediate-Term Bond 4.5%
Schwab U.S. Aggregate Bond ETF	25,057,488	13,722,208	(3,590,827)	(653,147)	910,820	35,446,542	1,530,507	1,178,832
Total Affiliated Underlying Funds (Cost $641,860,210)	$607,843,867	$245,922,499	($92,181,588 )	($2,203,515 )	$29,969,462	$789,350,725		$15,129,736
Total Investments in Securities (Cost $641,860,210)						$789,350,725

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $641,860,210)		$789,350,725
Cash		4,554,691
Receivables:
Investments sold		11,811,334
Fund shares sold	+	1,939,568
Total assets		807,656,318

Liabilities
Payables:
Investments bought		13,062,970
Fund shares redeemed		530,342
Investment adviser fees	+	10,088
Total liabilities		13,603,400
Net assets		$794,052,918

Net Assets by Source
Capital received from investors		$656,573,256
Total distributable earnings	+	137,479,662
Net assets		$794,052,918

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$794,052,918		41,999,424		$18.91

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$15,129,736
Other Interest	+	108,630
Total investment income		15,238,366

Expenses
Investment adviser fees		571,092
Total expenses		571,092
Expense reduction	–	410,334
Net expenses	–	160,758
Net investment income		15,077,608

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,203,515)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	29,969,462
Net realized and unrealized gains		27,765,947
Increase in net assets resulting from operations		$42,843,555
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$15,077,608	$10,690,259
Net realized losses		(2,203,515)	(2,590,407)
Net change in unrealized appreciation (depreciation)	+	29,969,462	90,841,623
Increase in net assets resulting from operations		$42,843,555	$98,941,475

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,713,664 )	($10,331,923 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,587,484	$278,691,010	12,139,807	$198,088,225
Shares reinvested		750,143	14,320,225	593,953	10,061,565
Shares redeemed	+	(7,221,785)	(138,461,291)	(5,268,864)	(86,092,095)
Net transactions in fund shares		8,115,842	$154,549,944	7,464,896	$122,057,695

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,883,582	$611,373,083	26,418,686	$400,705,836
Total increase	+	8,115,842	182,679,835	7,464,896	210,667,247
End of period		41,999,424	$794,052,918	33,883,582	$611,373,083
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	2/26/21[1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$11.67	$9.77	$10.76	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.27	0.24	0.20	0.25	0.02
Net realized and unrealized gains (losses)	0.53	1.86	(1.03)	0.44 [3]	0.19
Total from investment operations	0.80	2.10	(0.83)	0.69	0.21
Less distributions:
Distributions from net investment income	(0.22)	(0.20)	(0.16)	(0.14)	—
Distributions from net realized gains	(0.00)[4]	—	—	—	—
Total distributions	(0.22)	(0.20)	(0.16)	(0.14)	—
Net asset value at end of period	$12.25	$11.67	$9.77	$10.76	$10.21
Total return	6.81%	21.62%	(7.58%)	6.69%	2.10%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[6]	0.01%	0.02%	0.03%[7]	0.03%	0.04%[8]
Total expenses[6]	0.08%	0.08%	0.08%[7]	0.08%	0.08%[8]
Net investment income (loss)	2.16%	2.26%	2.13%	2.30%	2.46%[8]
Portfolio turnover rate	14%	7%	19%	19%	0%[5,9]
Net assets, end of period (x 1,000)	$212,086	$108,980	$48,311	$29,071	$1,820

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.07%, 0.06%, 0.05%, 0.05% and 0.04% (annualized), respectively, for the periods ended
March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Annualized.
[9]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Portfolio Holdings  as of March 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 59.2%
Large-Cap 52.4%
Schwab U.S. Large-Cap ETF	$56,385,916	$60,201,240	($8,216,225 )	($132,918 )	$2,969,674	$111,207,687	5,036,580	$1,117,663
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	7,387,724	9,601,553	(1,753,433)	20,043	(871,179)	14,384,708	613,944	174,417
						125,592,395

International Stocks 32.0%
Developed Markets 24.7%
Schwab International Equity ETF	26,722,262	30,049,938	(5,168,380)	(126,410)	915,300	52,392,710	2,648,772	1,283,590
Emerging Markets 7.3%
Schwab Emerging Markets Equity ETF	7,735,034	9,628,915	(2,807,104)	(174,275)	985,003	15,367,573	557,402	387,764
						67,760,283

Real Estate 5.8%
U.S. REITs 5.8%
Schwab U.S. REIT ETF	7,401,217	7,832,547	(3,458,291)	(245,503)	787,000	12,316,970	572,616	338,541

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	2,723,154	2,920,350	(415,579)	(69,971)	103,720	5,261,674	227,188	155,891
Total Affiliated Underlying Funds (Cost $193,073,826)	$108,355,307	$120,234,543	($21,819,012 )	($729,034 )	$4,889,518	$210,931,322		$3,457,866
Total Investments in Securities (Cost $193,073,826)						$210,931,322

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $193,073,826)		$210,931,322
Cash		1,292,710
Receivables:
Investments sold		3,128,407
Fund shares sold	+	834,929
Total assets		216,187,368

Liabilities
Payables:
Investments bought		3,712,497
Fund shares redeemed		386,714
Investment adviser fees	+	2,021
Total liabilities		4,101,232
Net assets		$212,086,136

Net Assets by Source
Capital received from investors		$196,486,102
Total distributable earnings	+	15,600,034
Net assets		$212,086,136

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$212,086,136		17,306,186		$12.25

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$3,457,866
Other Interest	+	24,363
Total investment income		3,482,229

Expenses
Investment adviser fees		128,423
Total expenses		128,423
Expense reduction	–	107,220
Net expenses	–	21,203
Net investment income		3,461,026

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(729,034)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	4,889,518
Net realized and unrealized gains		4,160,484
Increase in net assets resulting from operations		$7,621,510
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment income		$3,461,026	$1,591,700
Net realized losses		(729,034)	(488,219)
Net change in unrealized appreciation (depreciation)	+	4,889,518	14,451,182
Increase in net assets resulting from operations		$7,621,510	$15,554,663

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,248,791 )	($1,475,256 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,947,802	$135,828,603	5,533,827	$58,499,558
Shares reinvested		249,323	3,086,617	128,383	1,404,518
Shares redeemed	+	(3,229,875)	(40,182,272)	(1,267,709)	(13,313,927)
Net transactions in fund shares		7,967,250	$98,732,948	4,394,501	$46,590,149

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,338,936	$108,980,469	4,944,435	$48,310,913
Total increase	+	7,967,250	103,105,667	4,394,501	60,669,556
End of period		17,306,186	$212,086,136	9,338,936	$108,980,469
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each fund seeks to provide capital appreciation and income consistent with its current asset allocation. Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and share redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value.  The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used  due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of March 31, 2025, each of the fund’s investments were classified as Level 1.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser (see financial note 3 for additional information).
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to maintain the "total annual operating expenses" of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of March 31, 2025, each fund’s ownership percentages of affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	0.3%	0.3%	0.5%	0.4%	0.6%	0.5%	0.6%	0.2%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	— %	— %
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.1%	0.4%	0.4%	0.5%	0.4%	0.5%	0.4%	0.4%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.2%	0.3%	0.3%	0.1%	0.1%	0.0%*	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.4%	2.8%	5.2%	3.3%	2.8%	1.2%	1.1%	0.5%	0.4%	0.1%
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.3%	0.9%	0.9%	1.1%	0.7%	1.0%	0.7%	0.8%	0.2%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.7%	0.6%	0.8%	0.5%	0.7%	0.5%	0.6%	0.2%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.3%	0.2%	0.4%	0.3%	0.3%	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.0%*	— %	— %	— %	— %	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended March 31, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$819,795	$2,586,971	($43,362 )
Schwab Target 2015 Index Fund	1,769,680	4,961,114	10,093
Schwab Target 2020 Index Fund	1,052,932	18,796,501	(240,943)
Schwab Target 2025 Index Fund	1,397,947	32,217,605	1,569,371
Schwab Target 2030 Index Fund	5,528,269	7,068,038	663,133
Schwab Target 2035 Index Fund	10,873,393	3,676,770	(83,165)
Schwab Target 2040 Index Fund	8,090,326	4,342,071	17,252
Schwab Target 2045 Index Fund	6,042,219	2,522,622	(111,854)
Schwab Target 2050 Index Fund	11,763,731	1,009,691	(54,904)
Schwab Target 2055 Index Fund	12,404,268	890,353	(36,402)
Schwab Target 2060 Index Fund	12,672,428	897,888	(47,605)
Schwab Target 2065 Index Fund	10,046,512	4,087,433	(144,241)
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended March 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$17,621,339	$12,551,026
Schwab Target 2015 Index Fund	22,459,349	17,962,176
Schwab Target 2020 Index Fund	45,650,989	57,917,644
Schwab Target 2025 Index Fund	133,136,686	135,430,461
Schwab Target 2030 Index Fund	324,479,714	177,325,150
Schwab Target 2035 Index Fund	326,863,468	129,346,107
Schwab Target 2040 Index Fund	299,298,006	149,843,583
Schwab Target 2045 Index Fund	220,418,570	98,031,502
Schwab Target 2050 Index Fund	308,476,800	114,087,470
Schwab Target 2055 Index Fund	221,176,178	85,454,541
Schwab Target 2060 Index Fund	245,922,499	92,181,588
Schwab Target 2065 Index Fund	120,234,543	21,819,012

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

 7. Federal Income Taxes:
As of March 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$47,007,461	$7,530,188	($3,049,498 )	$4,480,690
Schwab Target 2015 Index Fund	70,843,474	12,692,249	(3,705,990)	8,986,259
Schwab Target 2020 Index Fund	240,564,610	46,673,246	(16,814,598)	29,858,648
Schwab Target 2025 Index Fund	503,303,392	98,863,439	(31,037,796)	67,825,643
Schwab Target 2030 Index Fund	1,089,270,923	226,912,148	(43,750,621)	183,161,527
Schwab Target 2035 Index Fund	868,711,919	173,953,409	(25,419,409)	148,534,000
Schwab Target 2040 Index Fund	977,662,388	232,912,610	(24,040,697)	208,871,913
Schwab Target 2045 Index Fund	620,147,154	152,311,801	(13,160,696)	139,151,105
Schwab Target 2050 Index Fund	849,508,866	193,194,989	(14,754,238)	178,440,751
Schwab Target 2055 Index Fund	565,948,561	125,791,193	(9,361,962)	116,429,231
Schwab Target 2060 Index Fund	652,722,156	148,078,662	(11,450,093)	136,628,569
Schwab Target 2065 Index Fund	195,825,759	17,916,496	(2,810,933)	15,105,563
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Target 2010 Index Fund	$297,042	$167,766	$4,480,690	$—	$4,945,498
Schwab Target 2015 Index Fund	470,768	341,832	8,986,259	—	9,798,859
Schwab Target 2020 Index Fund	1,279,239	3,535,041	29,858,648	—	34,672,928
Schwab Target 2025 Index Fund	2,602,808	12,191,094	67,825,643	—	82,619,545
Schwab Target 2030 Index Fund	5,185,980	—	183,161,527	(2,072,054)	186,275,453
Schwab Target 2035 Index Fund	3,694,671	—	148,534,000	(1,863,293)	150,365,378
Schwab Target 2040 Index Fund	3,801,347	—	208,871,913	(4,045,076)	208,628,184
Schwab Target 2045 Index Fund	2,156,312	—	139,151,105	(1,543,026)	139,764,391
Schwab Target 2050 Index Fund	2,606,157	—	178,440,751	(1,397,407)	179,649,501
Schwab Target 2055 Index Fund	1,627,399	—	116,429,231	(637,876)	117,418,754
Schwab Target 2060 Index Fund	1,780,009	—	136,628,569	(928,916)	137,479,662
Schwab Target 2065 Index Fund	481,728	12,743	15,105,563	—	15,600,034
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	2,072,054
Schwab Target 2035 Index Fund	1,863,293
Schwab Target 2040 Index Fund	4,045,076
Schwab Target 2045 Index Fund	1,543,026
Schwab Target 2050 Index Fund	1,397,407
Schwab Target 2055 Index Fund	637,876
Schwab Target 2060 Index Fund	928,916
Schwab Target 2065 Index Fund	—
For the fiscal year ended March 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	4,047,229
Schwab Target 2035 Index Fund	818,034
Schwab Target 2040 Index Fund	951,983
Schwab Target 2045 Index Fund	128,085
Schwab Target 2050 Index Fund	—
Schwab Target 2055 Index Fund	—
Schwab Target 2060 Index Fund	—
Schwab Target 2065 Index Fund	12,679
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,646,616	$203,007	$1,250,052	$—
Schwab Target 2015 Index Fund	2,704,422	24,173	1,653,672	—
Schwab Target 2020 Index Fund	9,234,622	3,384,290	6,995,291	—
Schwab Target 2025 Index Fund	17,092,491	2,006,984	13,408,237	—
Schwab Target 2030 Index Fund	31,363,490	—	22,109,143	—
Schwab Target 2035 Index Fund	22,331,715	—	14,475,491	—
Schwab Target 2040 Index Fund	25,860,446	—	17,582,370	—
Schwab Target 2045 Index Fund	15,556,428	—	10,772,839	—
Schwab Target 2050 Index Fund	19,965,341	—	13,474,522	—
Schwab Target 2055 Index Fund	12,992,471	—	8,864,830	—
Schwab Target 2060 Index Fund	14,713,664	—	10,331,923	—
Schwab Target 2065 Index Fund	3,247,296	1,495	1,475,256	—

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended March 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the “Funds”), twelve of the Funds constituting Schwab Capital Trust, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Schwab Target 2065 Index Fund; the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from February 26, 2021 (commencement of operations) through March 31, 2021, for Schwab Target 2065 Index Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, except Schwab Target 2065 Index Fund as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Index Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from February 26, 2021 (commencement of operations) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 19, 2025
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 2020.

Schwab Target Index Funds | Annual Holdings and Financial Statements

MFR96669-08
00313254

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	May 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	May 19, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	May 19, 2025